Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finished goods	$ 1,941	$ 0
Work in process	3,052	0
Raw materials	1,546	0
Inventory consigned to others	58
Total	$ 6,597	$ 0